FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Amortized cost
Financial assets by category
Financial assets.	$ 89,831,448	$ 68,957,670
Fair value
Financial assets by category
Financial assets.	6,137,444	356,233
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	5,080,613	3,450,873
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets.	5,488,245
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	4,703,869	4,703,688
Other financial assets | Fair value
Financial assets by category
Financial assets.	649,199	356,233
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	77,760,561	59,236,377
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 2,286,405	$ 1,566,732